Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 22. Subsequent events

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the SEC. Based on the Company’s evaluation, no other event has occurred requiring adjustment or disclosure in the notes to the consolidated financial statements, except the following:

On July 30, 2025, the Board of Directors approved the Company’s 2025 Employee Equity Incentive Plan (the “Plan”). The Plan authorizes the issuance of up to 15,000,000 Class A ordinary shares with a par value of US$0.0001 per share. Shares issued under the Plan may consist of authorized but unissued shares, treasury shares, or shares repurchased by the Company in any manner. The purpose of the Plan is to support the Company’s long-term growth by attracting, motivating, and retaining key personnel. On August 19, 2025, the Company issued 3,000,000 Class A ordinary shares to five employees pursuant to the Plan.

On July 28, 2025, the Company repaid its loan from the Industrial and Commercial Bank of China in the amount of $2,791,892. On the same date, the Company entered into a new loan agreement with the same bank for $2,791,892, bearing interest at an annual rate of 1.30% and maturing on July 16, 2026.

On August 20, 2025, the Company fully repaid its loan from Fujian Rural Commercial Bank in the amount of $418,784. On the same date, the Company entered into a new loan agreement with Fujian Rural Commercial Bank in the amount of $348,987, bearing interest at an annual rate of 4.95% and maturing on August 29, 2026.